Hertford (Details) - USD ($)								12 Months Ended
	Oct. 01, 2021	Sep. 08, 2021	Aug. 25, 2021	Aug. 12, 2021	Jul. 31, 2021	May 27, 2021	Aug. 03, 2020	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, Purchase of Assets							480,000
Finite-lived Intangible Assets Acquired							$ 1,560,000
Fair Value Measurements, Valuation Processes, Description								applied a 25% discount for lack of marketability of common shares for the six-month restriction based on a put option pricing model using volatility of 140% and a risk-free rate of 0.05%
Stock Issued During Period, Shares, New Issues		22,600,000	2,488,530			5,600,000
Hertford
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Explanation of Significant Additions					On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of cryptocurrency mining hardware agreements (the “Equipment Agreements”) and the right to complete negotiations to secure a long-term contract for 200,000 square foot crypto mining facility (the “Mining Facility Agreement”)
Purchase Commitment, Description					The Company has assumed and executed the first Equipment Agreement directly with the manufacturer, for the purchase of up to 60,000 new cryptocurrency mining machines, with deliveries to commence in January 2022 and continue over the course of the next 12 months.
Stock Issued During Period, Shares, Purchase of Assets	96,000			4,500,000
Finite-lived Intangible Assets Acquired	$ 42,400,000			$ 11,400,000
Fair Value Measurements, Valuation Processes, Description								applied a 25% discount for lack of marketability of common shares for the six-month restriction based on a put option pricing model using volatility of 140% and a risk-free rate of 0.05%
Lock up period for sale of shares								2 years
Initial lock up period release								6 months
Stock Issued During Period, Shares, New Issues				135,000
Finders Fee				$ 456,000